Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
ActivePassive Intermediate Municipal Bond Fund (Prospectus Summary) | ActivePassive Intermediate Municipal Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive Intermediate Municipal Bond Fund ("Municipal Bond Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Municipal Bond Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 74 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
		section on page 57 of the SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Municipal Bond Fund's performance. During the most recent fiscal year, the
Municipal Bond Fund's portfolio turnover rate was 13% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Municipal Bond Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Municipal Bond Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Municipal Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Bond Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal conditions, the Municipal Bond
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax or in registered investment companies, such as mutual funds or ETFs, that invest in municipal bonds. The bonds in which the Municipal Bond Fund may invest typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

The Advisor generally allocates from 30% to 70% of the Municipal Bond Fund's net assets to the sub-advisor for active management and from 30% to 70% of the
Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Barclays Capital U.S. Municipal Bond Index. The Barclays
Capital U.S. Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The Advisor has hired
Gannett, Welsh & Kotler, LLC ("GWK") to provide its expertise regarding the securities in which the Fund should directly invest for the Fund's actively managed portion.

The Fund considers, among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation)
and from sales of securities, as securities may not be held until maturity. The
Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations. We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Municipal
Bond Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. We may also sell a security if we find one we believe is more attractive for our portfolios on an after-tax, after-transaction cost basis. We may also sell a security to replace
		it with one that presents a better value or risk/reward profile.
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing a portion or all of your investment is a risk of investing in the Municipal
Bond Fund. The following principal risks could affect the value of your investment:

o  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

o  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

o  Tax Risk. A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.

o  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

o  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

o  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial
		leverage, and reduced demand for the issuer's goods and services.
Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Municipal Bond Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Municipal Bond Fund by showing changes in the
Municipal Bond Fund's performance from year to year and by showing how the
Municipal Bond Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Municipal Bond
Fund's past performance, before and after taxes, is not necessarily an indication of how the Municipal Bond Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Municipal Bond Fund
		toll-free at 1-877-273-8635.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Municipal Bond Fund by showing changes in the Municipal Bond Fund's performance from year to year and by showing how the Municipal Bond Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Municipal Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Municipal Bond Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Municipal Bond Fund's highest quarterly return was 6.48% for the quarter ended September 30, 2009, and the Municipal Bond Fund's lowest quarterly return was -5.02% for the quarter
		ended December 31, 2010.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
		plans or IRAs.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
ActivePassive Intermediate Municipal Bond Fund (Prospectus Summary) | ActivePassive Intermediate Municipal Bond Fund | Barclays Capital U.S. Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ActivePassive Intermediate Municipal Bond Fund (Prospectus Summary) | ActivePassive Intermediate Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,061
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,590
Annual Return 2008	rr_AnnualReturn2008	(0.53%)
Annual Return 2009	rr_AnnualReturn2009	7.48%
Annual Return 2010	rr_AnnualReturn2010	1.17%
Annual Return 2011	rr_AnnualReturn2011	11.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.02%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ActivePassive Intermediate Municipal Bond Fund (Prospectus Summary) | ActivePassive Intermediate Municipal Bond Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ActivePassive Intermediate Municipal Bond Fund (Prospectus Summary) | ActivePassive Intermediate Municipal Bond Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007

[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Municipal Bond Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Municipal Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of average daily net assets of Class A (the "Expense Cap"). The Municipal Bond Fund's Expense Cap will remain in effect through at least February 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.